Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details)	Apr. 30, 2025	Jan. 31, 2025
Lab Equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	5 years	5 years
Lab Equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	10 years	10 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	3 years	3 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	5 years	5 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property plant and equipment, useful life	20 years	20 years